Fair Value Measurements of Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Summary of Categories of Financial Instruments
a.	Categories of financial instruments

	As of December 31,
	2021	2022
	US$	US$
Financial assets
Financial assets at FVTPL	23,744	19,067
Amortized cost	78,702	39,983

Financial liabilities
Financial liability at FVTPL	322,215	511,861
Amortized cost	7,654	7,606

Summary of Assets and Liabilities Denominated in Foreign Currencies
The carrying amounts of the Group’s foreign currency denominated m on
etary assets and monetary liabilities at the end of each reporting period are as follows:

	Assets		Liabilities
	As of December 31,		As of December 31,
	2021	2022	2021	2022
	US$	US$	US$	US$
Renminbi (“RMB”)	8,376	8,940	512	1,210
AUD	1,145	1,300	544	1,449

	9,521	10,240	1,056	2,659

Summary of Sensitivity Analysis of Foreign Exchange Rate

	Years ended December 31,
	2020	2021	2022
	US$	US$	US$
Impact of RMB on loss for the year	(18)	295	386
Impact of AUD on loss for the year	49	22	(7)

Summary of Internal Credit Risk Grading Assessment Comprises
The Group’s internal credit risk grading assessment comprises the following categories:

Internal credit rating	Description	Financial assets at amortized cost
Low risk	The counterparty has a low risk of default and does not have any past-due amounts	12-month ECL
Watch list	Debtor frequently repays after due dates but settles the amounts in full	12-month ECL
Doubtful	There have been significant increases in credit risk since initial recognition through information developed internally or external resources	Lifetime ECL - not credit-impaired
Loss	There is evidence indicating the asset is credit-impaired	Lifetime ECL - credit-impaired
Write-off	There is evidence indicating that the debtor is in severe financial difficulty and the Group has no realistic prospect of recovery	Amount is written off

Summary of Credit Risk Exposure

	External credit rating	Internal credit rating	12-month ECL or lifetime ECL	The Group
				As of December 31,
				2021	2022
				US$	US$
Financial assets at amortized cost (at gross carrying amount)
Deposits	N/A	Low risk	12-month ECL	120	129
Time deposits with original maturity over three months	A3	N/A	12-month ECL	31,842	7,179
Cash and cash equivalents	A3 to Aa2	N/A	12-month ECL	46,740	32,675

				78,702	39,983

Summary of Liquidity and Interest Risk

Liquidity and interest risk table

	Weighted average interest rate	On demand or less than 1 month	1 to 3 months	3 months to 1 year	1 to 2 years	2 to 4 years	Total undiscounted cash flows	Carrying amount
	%	US$	US$	US$	US$	US$	US$	US$
December 31, 2021
Convertible Preferred Shares (note)	12	—	—	—	318,399	—	318,399	274,966
Other payables	N/A	6,007	—	—	—	—	6,007	6,007
Financial liabilities arising from unvested restricted shares	N/A	1,647	—	—	—	—	1,647	1,647

Total		7,654	—	—	318,399	—	326,053	282,620

Lease liabilities	5.42	48	108	447	592	23	1,218	1,036

December 31, 2022
Convertible Preferred Shares (note)	12	—	—	—	338,492	—	338,492	378,332
Other payables	N/A	7,538	—	—	—	—	7,538	7,538
Financial liabilities arising from unvested restricted shares	N/A	68	—	—	—	—	68	68

Total		7,606	—	—	338,492	—	346,098	385,938

Lease liabilities	5.38	49	268	391	143	260	1,111	991

Summary of Financial Assets and Financial Liabilities are Measured at Fair Value	The following table gives information about how the fair values of these financial assets and financial liabilities are determined (in particular, the valuation techniques and inputs used).

	Fair value as of
	June 30, 2023	December 31, 2022	Fair value hierarchy	Valuation technique(s) and key inputs	Significant unobservable inputs	Relationship of unobservable inputs to fair value
	US$	US$
Financial assets
Market fund	20,400	19,067	Level 1	Redemption value quoted by banks with reference to the expected return of the underlying assets	N/A	N/A
Financial liabilities
Convertible preferred shares	—	511,861	Level 3	Black-Scholes model and OPM method — the key inputs are: time to liquidation, risk-free rate, expected volatility and possibilities for IPO/liquidation scenario	Possibility for IPO scenario (note)	The higher the possibility for IPO scenario, the higher the fair value, and vice versa

	Fair value as of
	June 30, 2023	December 31, 2022	Fair value hierarchy	Valuation technique(s) and key inputs	Significant unobservable inputs	Relationship of unobservable inputs to fair value
	US$	US$
Maxpro public warrants assumed by Apollomics (Note 5)	880	—	Level 1	The public warrants are traded on the Nasdaq, the valuation is based on unadjusted quoted prices in active markets for identical assets of liabilities	N/A	N/A
Maxpro private warrants assumed by Apollomics , and Private warrants issued in connection with the conversion of the promissory notes payable to the Maxpro Sponsor (Note 5)		42	Level 2	Private warrants are considered to be economically equivalent to the public warrants. As such, the valuation of the public warrants was used to value the private warrants	N/A	N/A
Penny Warrants (Note 5)	329	—	Level 3	Black-Scholes model — the key inputs are: underlying share price, expected life in years, risk-free rate, expected volatility, and exercise price	N/A	N/A
Total warrant liabilities:	1,251

(i)	F air value of the Group’s financial assets and financial liabilities that are measured at fair value on a recurring basis - continued

	Fair value as of		Fair value hierarchy	Valuation technique(s) and key inputs	Significant unobservable inputs	Relationship of unobservable inputs to fair value
	December 31,
	2021	2022
	US$	US$
Financial assets
Market fund	23,744	19,067	Level 2	Redemption value quoted by banks with reference to the expected return of the underlying assets	N/A	N/A
Financial liabilities
Convertible Preferred Shares	322,215	511,861	Level 3	Black-scholes model and OPM method — the key inputs are: time to liquidation, risk- free rate, expected volatility and possibilities for IPO/liquidation scenario	Possibility for IPO scenario (note)	The higher the possibility for IPO scenario, the higher the fair value, and vice versa